Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Accounts Payable And Accrued Liabilities [Line Items]
Trade payables	$ 23,879	$ 28,180
Accrued liabilities	18,692	4,012
Advance payments		1,163
Payables to related parties (Note 26c)	47	61
Accounts payable and accrued liabilities	47,382	$ 33,416
BC Hydro [member]
Disclosure Of Accounts Payable And Accrued Liabilities [Line Items]
Trade payables	$ 4,764